Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions
Related Party Transactions

23.  Related Party Transactions

The table below sets forth the major related parties and their relationships with the Group:

Related Parties	Relationships with the Group
Entities within the non US listed part of the Phoenix TV Group	Under common control by Phoenix TV
CMCC	A shareholder of Phoenix TV
Beijing Phoenix Lilita Information Technology Co., Ltd. (“Lilita”)	Cost method investee, related party of Phoenix TV Group
Particle Inc. (“Particle”)	Available-for-sale method investee, with a common director of the Company
Beijing Fenghuang Tianbo Network Technology Co., Ltd. (“Tianbo”)	Equity method investee
Phoenix FM Limited (“Phoenix FM”)	Equity method investee
Shenzhenshi Fenghuang Jingcai Network Technology Co., Ltd. (“Fenghuang Jingcai”)	Equity method investee
Hangzhou Qike Technology Co., Ltd.	Equity method investee
Lifeix Inc.	Cost method investee
Shengzhen Kuailai Technology Co., Ltd. (“Kuailai”)	Cost method investee
Mr. Gao Ximin and Mr. Qiao Haiyan	Legal shareholders of Tianying Jiuzhou and employees of the Group
Mr. He Yansheng	Legal shareholder of Yifeng Lianhe and employee of the Group
Mr. Wu Haipeng and Mr. He Yansheng	Legal shareholders of Chenhuan and employees of the Group

In addition to those disclosed elsewhere in the financial statements, the Group had the following significant related party transactions during the years ended December 31, 2015, 2016 and 2017 (in thousands):

Transactions with the Non US Listed Part of Phoenix TV Group:

	For the Years Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Content provided by Phoenix TV Group	(4,730)	(7,447)	(12,090)	(1,858)
Data line services provided by Phoenix TV Group	(180)	—	—	—
Advertising and promotion expenses charged by Phoenix TV Group	(1,788)	(1,277)	(23)	(4)
Corporate administrative expenses charged by Phoenix TV Group	(1,750)	(195)	(2,676)	(411)
Trademark license fees charged by Phoenix TV Group	(62)	(65)	(3,569)	(549)
Project cost charged by Phoenix TV Group	(55)	—	(1,217)	(187)
Revenues earned from Phoenix TV Group	16,510	10,356	9,454	1,453

Transactions with CMCC:

	For the Years Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Advertising revenues earned from CMCC	35,787	31,956	33,491	5,147
Paid services revenues earned from and through CMCC	273,510	122,672	138,712	21,320
Revenue sharing fees and bandwidth costs charged by CMCC	(44,359)	(20,941)	(43,604)	(6,702)

Transactions with Investees:

	For the Years Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Loans provided to Phoenix FM	8,000	—	—	—
Advances provided to/(repaid by) Phoenix FM	71	(102)	—	—
Loans repaid by Phoenix FM	—	(7,056)	—	—
Revenues earned through Phoenix FM	—	—	855	131
Advertising revenues earned from Tianbo	4,384	13,482	13,869	2,132
Advances provided to/(repaid by) Tianbo	1,177	(1,177)	29	4
Advertising revenues earned from Lilita	14,414	42,619	10,000	1,537
Brand license authorization revenues earned from Lilita	3,155	172	161	25
Advertising resources provided by Tianbo	(39)	(670)	—	—
Advances provided to Fenghuang Jingcai	409	19	—	—
Loans provided to Particle and related interest income including the effect of foreign exchange	—	50,337	87,514	13,451
Loans repaid by Particle	—	—	(48,747)	(7,492)
Issuance of convertible loans to Particle and related interest income including the effect of foreign exchange	—	248,249	(1,799)	(277)
Corporate administrative expenses charged by Particle	—	—	(725)	(111)
Sales of assets to Particle at carrying value	—	—	4,740	729
Revenue sharing fees charged by investees	—	—	(111)	(17)

As of December 31, 2016 and 2017, the amounts due from and due to related parties were as follows (in thousands):

	As of December 31,
	2016	2017	2017
	RMB	RMB	US$
Amounts due from related parties:
Due from CMCC	48,831	63,216	9,716
Due from Phoenix TV Group	31,509	10,520	1,617
Due from Particle	50,337	89,323	13,729
Due from other investees, net	25,583	24,155	3,712

Total	156,260	187,214	28,774

Amounts due to related parties:
Due to CMCC	249	4,043	621
Due to Phoenix TV Group	17,724	8,657	1,331
Due to Others	747	1,440	221

Total	18,720	14,140	2,173

The amounts due from Phoenix TV Group represent accounts receivable from Phoenix TV Group for the advertising services provided to its customers, and the amounts due to Phoenix TV Group represent resources or services provided by Phoenix TV Group, expenses paid by Phoenix TV Group on behalf of the Group, and expenses charged by Phoenix TV Group under the cooperation agreements (see Note 2 (a)).

Considering the doubts on the collection of receivable, the Group made bad debt provision to receivable from Tianbo with a total amount of RMB14.7 million (US$2.3 million) and bad debt provision to receivable from Lilita with a total amount of RMB1.0 million (US$0.2 million) in 2017, which were reduced from amounts due from related parties.

The Group granted a US$6.8 million (RMB45.9 million) loan to Particle in November 2016 at an interest rate of 9% per annum and with a term of six months (the “November 2016 Loan”). In December 2016, the Group revised and extended the term of the November 2016 Loan from six months to twelve months. In January 2017, the Group granted another unsecured RMB74.0 million (US$10.8 million) loan to Particle at an interest rate of 9.0% per annum and with maturity of twelve months (the “January 2017 Loan”). In November 2017, Particle repaid all of the principal and interests of the November 2016 Loan. As of December 31, 2016 and 2017, the carrying value of the loans granted to Particle recorded in amounts due from related parties was RMB47.8 million and RMB80.4 million (US$12.4 million), respectively.

For the years ended December 31, 2016 and 2017, total interest income arising from loans provided to Particle, convertible loans due from Particle and bank interest expenses incurred by the Company but borne by Particle was RMB9.1 million and RMB23.1 million (US$3.5 million), respectively.